Group balance sheet - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Non-current assets [abstract]
Property, plant and equipment	$ 100,862	$ 100,238
Goodwill	15,180	14,888
Intangible assets other than goodwill	9,271	9,646
Investments in joint ventures accounted for using equity method	12,299	12,291
Investments in associates accounted for using equity method	7,579	7,741
Other non-current financial assets	1,227	1,292
Non-Current, Fixed Assets	146,418	146,096
Non current loans and receivables	2,371	1,961
Trade and other non-current receivables	2,712	1,815
Non-current derivative financial assets	16,540	16,114
Non-current prepayments	555	548
Deferred tax assets	5,936	5,403
Non-current net defined benefit asset	8,132	7,457
Non-current assets	182,664	179,394
Current assets [abstract]
ifrs-full_CurrentLoansAndReceivables	224	223
Current inventories	24,752	23,232
Trade and other current receivables	27,583	27,127
Current derivative financial assets	4,959	5,112
Current prepayments	2,875	2,594
Current tax assets, current	966	1,096
Other current financial assets	245	165
Cash and cash equivalents	35,067	39,204
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	96,671	98,753
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	5,402	4,081
Current assets	102,073	102,834
Assets	284,737	282,228
Current liabilities [abstract]
Trade and other current payables	57,324	58,411
Current derivative financial liabilities	4,093	4,347
Accruals classified as current	5,244	6,071
Current lease liabilities	2,865	2,660
Current borrowings and current portion of non-current borrowings	5,843	4,474
Current tax liabilities, current	2,243	1,573
Current provisions	5,101	3,600
Current liabilities other than liabilities included in disposal groups classified as held for sale	82,713	81,136
Liabilities included in disposal groups classified as held for sale	1,378	1,105
Current liabilities	84,091	82,241
Non-current liabilities [abstract]
Trade and other non-current payables	8,016	9,409
Non-current derivative financial liabilities	15,670	18,532
Accruals classified as non-current	1,565	1,326
Non-current lease liabilities	11,771	9,340
Non-current portion of non-current borrowings	54,503	55,073
Deferred tax liabilities	8,654	8,428
Non-current provisions	15,613	14,688
Non-current net defined benefit liability	5,074	4,873
Non-current liabilities	120,866	121,669
Liabilities	204,957	203,910
Assets (liabilities)	79,780	78,318
Equity [abstract]
Equity attributable to owners of parent	59,240	59,246
Non-controlling interests	20,540	19,072
Equity	$ 79,780	$ 78,318